RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ (100,000)	$ (116,150)	$ (150,360)
Commissions and Interest Income | Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ (1,441,549)	$ 1,402,815	$ 1,501,351